ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools [Table Text Block]
As of February 28, 2018, details of the Company's major subsidiaries, its VIEs and VIEs' major subsidiaries and schools are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Major Subsidiaries:

TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company

Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Intermediate holding company

Yidu Technology Group Limited (“Yidu Hong Kong”)	April 13, 2012	Hong Kong	100%	Intermediate holding company

Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Zhixuesi Education Consulting (Beijing) Co., Ltd. (“Zhixuesi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service

Pengxin TAL Industrial investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services

Tianjin Dongxuetang Education Information Consulting Co., Ltd. (“Tianjin Dongxuetang”)	June 15, 2015	Tianjin	100%	Educational information consulting and educational software development

Wuxi TAL Education Consulting Co., Ltd. (“Wuxi TAL”)	January 12, 2016	Wuxi	100%	Educational information consulting and educational software development

Firstleap Education (“Firstleap”)	January 22, 2016	Cayman Islands	100%	Intermediate holding company

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

Major Subsidiaries - continued:

Firstleap Education (HK) Limited (“Firstleap Hong Kong”)	January 22, 2016	Hong Kong	100%	Intermediate holding company

Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”)	January 22, 2016	Beijing	100%	Education and management consulting service

Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”)	November 3, 2016	Beijing	100%	Software and Network development, sales, and consulting service

VIEs:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service

Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service

Beijing Lebai Education Consulting Co., Ltd. (“Lebai Education”)	January 22, 2016	Beijing	N/A*	Educational consulting service

VIEs' major subsidiaries and schools:

Beijing Haidian District Xueersi Training School ("Beijing Haidian School")	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School ("Beijing Dongcheng School")	March 21, 2008	Beijing	N/A*	After-school tutoring for primary and secondary school students

Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students

Shanghai Minhang District Xueersi Training School ("Shanghai Minhang School")	August 1, 2008	Shanghai	N/A*	Language education

Beijing Xicheng District Xueersi Training School ("Beijing Xicheng School")	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Training Co., Ltd. ("Shanghai Education")	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development

Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A*	Teaching software research, and development

Beijing Haidian District Lejiale Training School (Beijing Haidian Lejiale")	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students

Wuhan Jiang'an District Xueersi Education Training School ("Wuhan Jiang'an School")	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (Beijing Chaoyang School")	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Technology Co., Ltd. ("Beijing Xueersi Nanjing Education")	January 24, 2011	Nanjing	N/A*	Educational consulting service

Chengdu Xueersi Education Consulting Co., Ltd. ("Chengdu Education")	March 18, 2011	Chengdu	N/A*	Educational information consulting and educational software development

Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of legal
Name	or acquisition	/operation	ownership	Principal activities

VIEs' major subsidiaries and schools-continued:

Zhengzhou Jinshui District Xueersi Education Training School ("Zhenzhou Jinshui School")	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe School")	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Suzhou Xueersi Culture Training Center ("Suzhou School")	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students

Guangzhou Yuexiu District Xueersi Training School ("Guangzhou Yuexiu School")	March 20, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students

Nanjing Xueersi Education Training School ("Nanjing School")	April 19, 2013	Nanjing	N/A*	After-school tutoring for primary and secondary school students

Shenzhen Xueersi Training Center ("Shenzhen School")	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Training School ("Hangzhou School")	November 14, 2013	Hangzhou	N/A*	After-school tutoring for primary and secondary school students

Jinan Xueersi Education Training School ("Jinan School")	September 2, 2014	Jinan	N/A*	After-school tutoring for primary and secondary school students

Xi'an Beilin District Xueersi Education Training Center ("Xi'an Beilin School")	April 2, 2015	Xi'an	N/A*	After-school tutoring for primary and secondary school students

Nanjing Firstleap Children English Training Center ("Nanjing Firstleap")	January 22, 2016	Nanjing	N/A*	Language education

Xi'an Yanta District Xueersi Training Center ("Xi'an Yanta School")	September 22, 2016	Xi'an	N/A*	After-school tutoring for primary and secondary school students

Beijing Dongfangrenli Trade Development Co., Ltd. ("Dongfangrenli")	July 31, 2016	Beijing	N/A*	Study abroad intermediary service

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities [Table Text Block]
The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions amongst the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 28,	As of February 28,
	2017	2018

Cash and cash equivalents	$129,006,713	$194,021,200
Short-term investments	28,981,286	17,694,375
Prepaid expenses and other current assets	154,904,786	116,053,338
Total current assets	312,892,785	327,768,913
Property and equipment, net	120,949,643	206,568,630
Other non-current assets	392,352,040	681,906,652
Total assets	826,194,468	1,216,244,195
Deferred revenue-current	465,944,822	772,642,292
Accrued expenses and other current liabilities	127,137,865	225,639,430
Total current liabilities	593,082,687	998,281,722
Total non-current liabilities	27,789,961	42,507,122
Total liabilities	$620,872,648	$1,040,788,844

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Net revenues	$575,928,039	$978,290,610	$1,614,511,918
Net income	$175,088,200	$279,491,964	$378,974,597

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Net cash provided by operating activities	$204,092,962	$219,199,114	$325,798,178
Net cash used in investing activities	$(111,318,060)	$(298,626,732)	$(218,127,784)
Net cash used in financing activities	$(3,735,386)	$(24,331,967)	$(26,965,278)

Schedule Of Consolidation Of Entity And Subsidiaries Financial Statement Balances And Amounts [Table Text Block]
	As of February 28,	As of February 28,
	2017	2018

Cash and cash equivalents	$341,210,291	$517,497,891
Short-term investments	200,475,111	769,696,379
Prepaid expenses and other current assets	16,542,818	47,042,962
Total current assets	558,228,220	1,334,237,232
Property and equipment, net	33,357,075	40,697,218
Other non-current assets	411,126,188	463,380,435
Total assets	1,002,711,483	1,838,314,885
Deferred revenue-current	38,202,210	51,633,712
Accrued expenses and other current liabilities	35,855,446	83,471,607
Total current liabilities	74,057,656	135,105,319
Total non-current liabilities	453,111,316	238,201,519
Total liabilities	$527,168,972	$373,306,838

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Net revenues	$44,020,738	$64,809,045	$100,504,066
Net loss	$(72,332,000)	$(167,002,120)	$(184,312,090)

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Net cash (used in) / provided by operating activities	$(6,938,102)	$159,821,814	$359,494,367
Net cash used in investing activities	$(104,033,927)	$(219,638,616)	$(622,228,208)
Net cash (used in) / provided by financing activities	$(5,055,065)	$203,165,316	$455,115,774